Investments in Associates - Summary of Movements in Investments in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
At January 1	¥ 1,696	¥ 1,654
Additions	95
Share of results of associates	265	170	¥ 202
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	7	(24)
Share of other equity changes of an associate	8
Dividend received during the year	(85)	(104)
Disposal of a subsidiary (Note 45)	(9)
At December 31	¥ 1,977	¥ 1,696	¥ 1,654